Financial Instruments - Carrying amounts and classifications of financial assets and liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash equivalents	$ 0	$ 0
Financial liabilities	3,361	3,212
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	599	413
Accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	599	413
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	59	37
Dividends payable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	59	37
Credit facilities, long-term debt and lease liabilities(2)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,361	3,212
Credit facilities, long-term debt and lease liabilities(2) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,361	3,212
Exchangeable securities (Note 25)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	730	326
Exchangeable securities (Note 25) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	730	326
Within one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94	81
Within one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	84	80
Within one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10	1
Later than one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	68	29
Later than one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	68	28
Later than one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	1
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	703	411
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	703	411
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	71	32
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	71	32
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	583	462
Trade and other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	583	462
Long-term portion of finance lease receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	228	176
Long-term portion of finance lease receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	228	176
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	171	166
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	521	640
Risk management assets | Hedging Asset | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	102	71
Risk management assets | Hedging Asset | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	471	607
Risk management assets | Trading securities | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	69	95
Risk management assets | Trading securities | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	50	33
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	52	47
Other assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 52	$ 47